Investment Securities (Details 5)	Dec. 31, 2011	Dec. 31, 2010
Prime Minimum [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	4.00%	4.00%
Lifetime probability of default rates	2.00%	3.00%
Lifetime loss severity rates	40.00%	40.00%
Prime Maximum [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	15.00%	14.00%
Lifetime probability of default rates	9.00%	9.00%
Lifetime loss severity rates	50.00%	55.00%
Prime Average [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	14.00%	13.00%
Lifetime probability of default rates	3.00%	3.00%
Lifetime loss severity rates	46.00%	41.00%
Non Prime Minimum [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	2.00%	1.00%
Lifetime probability of default rates	1.00%	1.00%
Lifetime loss severity rates	8.00%	37.00%
Non Prime Maximum [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	11.00%	12.00%
Lifetime probability of default rates	20.00%	20.00%
Lifetime loss severity rates	70.00%	71.00%
Non Prime Average [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	6.00%	6.00%
Lifetime probability of default rates	5.00%	8.00%
Lifetime loss severity rates	52.00%	55.00%